Note 9 - Share Capital (Details Textual)				1 Months Ended			12 Months Ended			33 Months Ended
		Oct. 31, 2017 USD ($) shares	Oct. 27, 2017 USD ($) shares	Dec. 31, 2013 $ / shares	Jun. 30, 2013 $ / shares	Aug. 31, 2011 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 $ / shares shares	Apr. 02, 2015 USD ($)
Statement Line Items [Line Items]
Sale of Stock, Maximum Offering Value											$ 20,000,000
Number of Shares Issued During the Period | shares							10,952,093	3,673,933		20,000,000
Proceeds from Issuing Shares, Gross							$ 13,900,000	$ 6,050,000
Proceeds from issuing shares							$ 13,394,000	$ 5,726,000	$ 8,000
Shares Issued, Price Per Share | $ / shares							$ 1.27	$ 1.65		$ 1.27
Equity Issuance, Commission Percentage							3.00%	3.00%		3.00%
Expiry of Warrants
Increase (decrease) through exercise of warrants, equity									$ 279,000
Aspire purchase agreement [member]
Statement Line Items [Line Items]
Sale of Stock, Maximum Offering Value			$ 15,500,000
Number of Shares Issued During the Period | shares		357,143	321,429
Proceeds from Issuing Shares, Gross		$ 500
Proceeds from issuing shares		$ 324
Warrants [Member]
Statement Line Items [Line Items]
Number of Shares Issued During the Period | shares
Number of Warrants Expired | shares								73,000	55,000
Expiry of Warrants								$ 85,000	$ 250,000
Increase (decrease) through exercise of warrants, equity									$ (150,000)
Issued capital [member]
Statement Line Items [Line Items]
Number of Shares Issued During the Period | shares							10,952,000	3,674,000	2,000
Number of Warrants Expired | shares
Expiry of Warrants
Increase (decrease) through exercise of warrants, equity									429,000
August 2011 Warrants [Member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of warrants, equity	[1]								68,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 5.40
June 2013 Private Placement Warrants [Member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of warrants, equity	[2]								115,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 3
December 2013 Broker Warrants [Member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of warrants, equity	[3]								$ 96,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 6.60

[1]	August 2011 warrants were exercisable into common shares of Aptose at a price per share of $5.40 and expired in August 2016.
[2]	June 2013 private placement warrants were exercisable into common shares of Aptose at a price per share of $3.00 and expired in June 2015.
[3]	December 2013 broker warrants were exercisable into common shares of Aptose at a price per share of $6.60 and expired in December 2015.